Note 10 - Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Accounts receivable, allowance for doubtful accounts	$ 71,000	$ 65,000
Reserves not deductible until paid	154,000	133,000
Net operating loss carryforwards
Federal	1,646,000	1,737,000
State	749,000	704,000
Federal tax credit	653,000	556,000
Business interest expense carryforward	235,000
Other	115,000	162,000
Gross deferred tax assets	3,623,000	3,357,000
Less valuation allowance	(2,043,000)	(1,881,000)
Deferred tax assets net of valuation allowance	1,580,000	1,476,000
Deferred tax liabilities:
Property and equipment	(1,517,000)	(1,438,000)
Other	(55,000)	(30,000)
Gross deferred tax liabilities	(1,572,000)	(1,468,000)
Net deferred tax asset	$ 8,000	$ 8,000